Right-of-Use asset - Summary of Lease Expenses (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of quantitative information about right-of-use assets [abstract]
Interest expenses on lease liabilities	₨ 1,334	₨ 1,176	₨ 894
Rent expense recognized under facility expenses pertaining to: Leases of low-value assets	245	261	150
Rent expense recognized under facility expenses pertaining to: Leases with less than twelve months of lease term	3,257	2,732	2,392
Cash outflow for leases, Total	₨ 4,836	₨ 4,169	₨ 3,436